Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2021
Revenue Recognition [Abstract]
Schedule of Revenue disaggregated by revenue source
	Nine months ended September 30,
	2021	2020

Systems	$139,979	$55,266
Ink and consumables	66,703	48,270
Services	14,620	10,566
Service contracts and software subscriptions	13,156	6,938

Total revenue	$234,458	$121,040

Schedule of revenue disaggregated by geography based on customer location
	Nine months ended September 30,
	2021	2020

U.S	$157,523	$71,471
EMEA	52,745	31,581
Asia Pacific	17,129	10,624
Other	7,061	7,364

Total revenue	$234,458	$121,040

Schedule of remaining performance obligations represents contracted revenues
	Remainder of 2021	2022	2023 and thereafter
Product	$12,672	$-	$-
Services	2,769	3,735	400

Total	$15,441	$3,735	$400